================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             FORM 13 (F) COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2011

             Check here if Amendment          [  ]; Amendment Number:
            This Amendment (Check only one.): [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ameriprise Financial Services, Inc.
           5227 Ameriprise Financial Center
           Minneapolis, MN  55474-0000

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory Nordmeyer
Title:    Vice President
Phone:    612-671-0816

Signature, Place, and Date of Signing:

    /s/ Gregory Nordmeyer       Minneapolis, MN              February 27, 2012
    ---------------------      ------------------           --------------------
    [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-139                              Ameriprise Financial, Inc.

================================================================================